Details of Movement in Restructuring Provisions Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		$ 8,796	$ 9,033
Cash payments	$ (82)	(1,656)	(6,743)
Amounts released	(339)		(93)
Foreign exchange movement		(1)	(3)
Closing provision	116	537	2,194
1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			4,412
2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			4,621
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			8,131
Cash payments	(82)	(1,319)	(6,544)
Amounts released			(93)
Foreign exchange movement		(1)	(3)
Closing provision	89	171	1,491
Workforce Reduction | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			3,903
Workforce Reduction | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			4,228
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			902
Cash payments		(337)	(199)
Amounts released	(339)
Closing provision	$ 27	$ 366	703
Office Consolidations | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			509
Office Consolidations | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			$ 393